Consolidated Statements of Changes in Equity (Parenthetical) - R$ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of changes in equity [abstract]
Proposed dividends, per share	R$ 0.17	R$ 0.44	R$ 0.24
Intermediary dividends, paid per share	R$ 0.2		R$ 0.2